LOANS RECEIVABLE, NET - Principal of loans (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
LOANS RECEIVABLE, NET
Loans receivable	¥ 42,313,248	¥ 31,946,604
2025
LOANS RECEIVABLE, NET
Loans receivable	41,600,687
2024
LOANS RECEIVABLE, NET
Loans receivable	680,573	31,214,931
2023
LOANS RECEIVABLE, NET
Loans receivable	¥ 31,988	701,484
2022
LOANS RECEIVABLE, NET
Loans receivable		¥ 30,189